Feb. 01, 2018

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 6, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 1, 2018, OF

RARE GLOBAL INFRASTRUCTURE VALUE FUND (THE “FUND”)

Effective November 2, 2018, the Fund's management fee was reduced from a fee schedule that started at 0.90% of the Fund's average daily net assets and decreased to 0.80% as assets increased, to a flat rate of 0.80% of the Fund's average daily net assets.

In addition, effective November 2, 2018, the Fund replaced its current broad-based benchmark index, the MSCI World Core Infrastructure Index, with the S&P Global Infrastructure Index (the "S&P Index"). Legg Mason Partners Fund Advisor, LLC ("LMPFA") and the Fund's subadviser believe the S&P Index is a more appropriate benchmark for the Fund.

As a result, the following changes are made to the Fund's Summary Prospectus, Prospectus and Statement of Additional Information:

The following replaces the fee table and footnotes and expense example in the section of the Fund's Summary Prospectus and Prospectus entitled "Fees and expenses of the fund":

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees[6]	0.80	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.73[7]	0.93[8]	0.73[8]	0.83[8]	0.83[8]	0.70[7]	0.63[7]
Total annual fund operating expenses	1.78	1.98	2.53	1.88	2.13	1.50	1.43
Fees waived and/or expenses reimbursed[9]	(0.43)	(0.43)	(0.43)	(0.53)	(0.53)	(0.50)	(0.53)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.35	1.55	2.10	1.35	1.60	1.00	0.90

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]	The Fund's management fees have been restated to reflect current fees.

[7]	"Other expenses" for Class A, I and IS shares have been restated to reflect expenses as of March 31, 2018.

[8]	"Other expenses" for Class A2, C, FI and R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[9]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.35% for Class A shares, 1.55% for Class A2 shares, 2.10% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	705	1,064	1,446	2,517
Class A2 (with or without redemption at end of period)	724	1,122	1,544	2,716
Class C (with redemption at end of period)	313	747	1,308	2,835
Class C (without redemption at end of period)	213	747	1,308	2,835
Class FI (with or without redemption at end of period)	137	539	966	2,157
Class R (with or without redemption at end of period)	163	616	1,095	2,419
Class I (with or without redemption at end of period)	102	425	771	1,748
Class IS (with or without redemption at end of period)	92	401	732	1,669